Net Loss Per Share	6 Months Ended
Jun. 30, 2012
Net Loss Per Share
Net Loss Per Share

5.             Net Loss Per Share

The following table summarizes our calculation of net loss per common share for each of the periods presented (in thousands, except share and per share data):

	Three Months Ended		Six Months Ended
	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Net loss	$(1,383)	$(1,044)	$(2,654)	$(1,954)
Weighted average shares outstanding—basic and diluted	16,342,017	15,734,291	16,293,798	15,163,243
Basic and diluted net loss per share	$(0.08)	$(0.07)	$(0.16)	$(0.13)

The following outstanding potential common shares not included in diluted net loss per share calculations as their effects were not dilutive:

	Three Months Ended		Six Months Ended
	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Employee and non-employee stock options	1,206,000	972,000	1,206,000	972,000
Common shares issuable to underwriters under option purchase agreements	103,125	103,125	103,125	103,125